Investment Objectives and Goals - Defiance Global Foundries ETF	Aug. 28, 2026
Prospectus [Line Items]
Risk/Return [Heading]	DEFIANCE GLOBAL FOUNDRIES ETF– FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Defiance Global Foundries ETF (the “Fund”) seeks to track the performance, before fees and expenses, of the MarketVectorTM Global Foundries Index (the “Index”).